Expense Example - Transamerica Balanced II	R 1 year	R 3 years	R 5 years	R 10 years	R4 1 year	R4 3 years	R4 5 years	R4 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	109	340	590	1,306	77	255	448	1,007	58	183	318	714